Other Operating Income (Expense), Net	12 Months Ended
Dec. 31, 2022
Other Operating Income (Expense), Net [Abstract]
Other Operating Income (Expense), Net
24.	Other operating income (expense), net

This caption is made up as follows:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Rentals to third parties	1,694	2,328	649
Income from land rental and office lease, note 27	1,508	1,639	1,859
Net gain (loss) on disposal of property, plant and equipment and intangible assets	591	1,775	2,591
Recovery of expenses	204	491	1,166
Income from management and administrative services provided to related parties, note 27	198	305	834
Expenses to counteract the COVID-19 effect	-	-	(2,642)
Other, net	(8,094)	(130)	(111)
	(3,899)	6,408	4,346